Parent Company Information_Condensed Statements Of Comprehensive Income (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Information Of Parent Company Only Disclosure Abstract [Abstract]
Other Parent Company Disclosures	Investments in subsidiaries and associate were accounted at cost method in accordance with IAS 27.	Investments in subsidiaries and associate were accounted at cost method in accordance with IAS 27.
KB Financial Group Inc.
Income
Dividends from subsidiaries	₩ 693,660,000,000	₩ 686,919,000,000	₩ 315,527,000,000
Dividends from an associate	15,884,000,000	7,989,000,000	0
Interest from subsidiaries	3,207,000,000	2,192,000,000	2,185,000,000
Other income	14,336,000,000	10,700,000,000	2,540,000,000
Total income	727,087,000,000	707,800,000,000	320,252,000,000
Expense
Interest expense	101,107,000,000	60,521,000,000	27,929,000,000
Non-interest expense	78,077,000,000	57,311,000,000	49,088,000,000
Total expense	179,184,000,000	117,832,000,000	77,017,000,000
Profit(loss) before tax expense	547,903,000,000	589,968,000,000	243,235,000,000
Tax Expense Income Of Parent Company	5,522,000,000	164,000,000	190,000,000
Profit(loss) for the year	553,425,000,000	590,132,000,000	243,425,000,000
Other comprehensive income(loss) for the year, net of tax	(491,000,000)	237,000,000	(741,000,000)
Total comprehensive income for the year	₩ 552,934,000,000	₩ 590,369,000,000	₩ 242,684,000,000